GOING CONCERN AND LIQUIDITY CONSIDERATIONS	9 Months Ended	12 Months Ended
	Apr. 30, 2018	Jul. 31, 2017
Going Concern and Liquidity Considerations [Abstract]
GOING CONCERN AND LIQUIDITY CONSIDERATIONS

NOTE 9 - GOING CONCERN AND LIQUIDITY CONSIDERATIONS

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. During the period ended April 30, 2018, the Company incurred a loss of $1,214,694 As at April 30, 2018, the Company had an accumulated deficit of $10,730,010 and has earned no revenues since inception. The Company intends to fund operations through equity financing arrangements, which may be insufficient to fund its capital expenditures, working capital and other cash requirements for the year ending July 31, 2018.

The ability of the Company to begin operations in its new field of selling computer equipment for the mining of cryptocurrency and the mining of cryptocurrency in the testing of such equipment is dependent upon, among other things, obtaining additional financing to continue operations, and development of its business plan. The Company has not generated any revenue from this business through April 30, 2018, and the Company cannot give any assurance as to its ability to operate profitably.

These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 9 - GOING CONCERN AND LIQUIDITY CONSIDERATIONS

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. During the year ended July 31, 2017, the Company incurred a net loss of $8,074,759. As at July 31, 2017, the Company had an accumulated deficit of $9,515,316 and has earned no revenues since inception. The Company intends to fund operations through equity financing arrangements, which may be insufficient to fund its capital expenditures, working capital and other cash requirements for the year ending July 31, 2018.

The ability of the Company to emerge from the exploration stage is dependent upon, among other things, obtaining additional financing to continue operations, and development of its business plan. In response to these problems, management intends to raise additional funds through public or private placement offerings.

These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.